Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000264670
Shareholder Report [Line Items]
Fund Name	Long Municipal Income ETF
Trading Symbol	TMNL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Long Municipal Income ETF (the "fund") for the period of November 19, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Municipal Income ETF	$7	0.26%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.26%
AssetsNet	$ 22,854,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 16,000
InvestmentCompanyPortfolioTurnover	71.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,854 Number of Portfolio Holdings110 Investment Advisory Fees Paid (000s)$16 Portfolio Turnover Rate71.1%
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New York	15.1%
Virginia	11.8
Texas	10.3
Maryland	8.2
California	7.7
Georgia	6.8
North Carolina	4.8
Puerto Rico	3.7
New Jersey	3.6
Other	28.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	25.4%
Health Care	14.8
Housing	11.9
Education	10.9
Special Tax	8.6
Water & Sewer	4.7
Industrial & Pollution Control	2.9
Leasing	1.3
General Obligations - Local	1.3
Other	18.2

Material Fund Change [Text Block]